Derivative instruments and hedging activities (Tables)	3 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments

The following table summarizes the condensed consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2017	2016	2017	2016
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not
designated as hedging instruments	Other current assets	$913	$1,440	$64,241	$39,982
Assets derivatives -Foreign exchange contracts,
designated as cash flow hedge	Other current assets	498	37	9,522	8,348
Liability derivatives -Foreign exchange contracts, not	Accrued expenses and other
designated as hedging instruments	current liabilities	(54)	(48)	8,224	13,273
Liability derivatives -Foreign exchange contracts,	Accrued expenses and other
designated as hedging instruments	current liabilities	-	(61)	-	7,534
		$1,357	$1,368	$81,987	$69,137